Income Taxes - Provision for income tax benefit (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current:
Federal			$ 0	$ 0	$ 0
State			(37)	(161)	(87)
Foreign			(683)	(850)	(372)
Total current income tax provision			(720)	(1,011)	(459)
Deferred
Federal			0	0	10
State			0	0	13
Foreign			286	292	272
Total deferred income tax benefit			286	292	295
Total income tax expense	$ 2,913	$ (180)	$ (434)	$ (719)	$ (164)